INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Federal net operating loss carryforwards	$ 14,900,000	$ 2,100,000
State Net Operating Loss Carryforwards	$ 12,800,000	$ 25,000